PROPERTY, EQUIPMENT AND SOFTWARE, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

NOTE 5 – PROPERTY, EQUIPMENT AND SOFTWARE, NET

Composition of property, equipment and software, grouped by major classifications, is as follows:

	March 31,	December 31,
	2021	2020
Leasehold improvements	$7,965	$8,157
Furniture and office equipment	3,584	3,579
Computers, software and
peripheral equipment	28,451	27,322
Property, equipment and software	40,000	39,058
Accumulated depreciation	(28,097)	(26,364)
Property, equipment and software, net	$11,903	$12,694

Depreciation expense for the three months ended March 31, 2021 and 2020 were $1,759 and $1,598, respectively.

NOTE 5 – PROPERTY, EQUIPMENT AND SOFTWARE, NET

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2020	2019
Leasehold improvements	$8,157	$7,818
Furniture and office equipment	3,579	3,324
Computers, software and peripheral equipment	27,322	22,179
Accumulated depreciation	(26,364)	(19,049)
	$12,694	$14,272

Depreciation expense for the years ended December 31, 2020, 2019 and 2018 were $6,847,  $6,091 and $4,312, respectively.

Refer to Note 2q for a description of the Company’s conclusion of one operating segment. The following table presents the Company’s property and equipment, net of depreciation and amortization, by geographic region:

	December 31,
	2020	2019
Israel	$8,224	$9,342
United States	2,450	2,870
All other countries	2,020	2,060
	$12,694	$14,272